EMPLOYEE BENEFITS - Post-employment benefit expense (Details) - Post-Employment benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined contribution plan	$ 73,297	$ 88,147
Defined benefit plan	$ 52,723	$ 31,336